First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.2%
	Collateralized Mortgage Obligations — 21.6%
	Federal Home Loan Mortgage Corporation
$2,632,217	Series 2015-4499, Class CZ	3.50%	08/15/45	$2,324,015
2,229,057	Series 2016-4639, Class HZ	3.25%	04/15/53	1,867,162
383,328	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (a)	4.80%	01/25/50	375,447
3,685,397	Series 2022-5202, Class NV	3.00%	01/25/37	3,384,693
4,232,022	Series 2022-5224, Class DZ	4.00%	04/25/52	3,877,241
12,605,000	Series 2022-5224, Class HL	4.00%	04/25/52	11,789,604
10,046,350	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (a)	4.88%	09/25/52	9,950,139
4,442,030	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (a)	5.00%	09/25/52	4,393,639
7,896,594	Series 2023-5351, Class EO, PO	(b)	10/25/53	6,891,843
5,172,923	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2.00+ 11.93% (c)	3.56%	07/25/54	4,906,013
2,866,962	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (a)	5.28%	10/25/54	2,871,554
9,402,389	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (a)	5.28%	11/25/54	9,415,213
939,485	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (a)	5.48%	12/25/54	944,163
3,468,353	Series 2024-5487, Class ZM	3.50%	12/25/54	2,882,468
4,669,997	Series 2025-5500, Class CZ	4.50%	02/25/55	4,144,010
5,974,209	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (a)	6.00%	02/25/55	6,048,602
8,770,356	Series 2025-5506, Class DZ	3.50%	08/25/42	7,391,003
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,147,387	Series 2017-1, Class HA	3.00%	01/25/56	1,093,511
1,688,656	Series 2017-2, Class MA	3.00%	08/25/56	1,594,419
2,349,704	Series 2018-1, Class MA	3.00%	05/25/57	2,211,057
1,386,219	Series 2018-1, Class MT	3.00%	05/25/57	1,190,552
661,387	Series 2018-3, Class HA	3.00%	08/25/57	625,055
3,786,859	Series 2018-3, Class HV	3.00%	08/25/57	3,431,219
365,205	Series 2018-3, Class MA	3.50%	08/25/57	355,033
9,367,005	Series 2018-4, Class MA	3.50%	03/25/58	9,118,615
15,000,000	Series 2018-4, Class MB	3.50%	03/25/58	12,561,411
1,503,806	Series 2019-1, Class MA	3.50%	07/25/58	1,463,904
2,747,447	Series 2019-2, Class HV	3.00%	08/25/58	2,488,262
3,578,924	Series 2019-2, Class MA	3.50%	08/26/58	3,464,451
7,449,582	Series 2019-2, Class MV	3.50%	08/25/58	7,058,489
9,452,510	Series 2019-3, Class MA	3.50%	10/25/58	9,184,794
562,436	Series 2019-4, Class HA	3.00%	02/25/59	524,493
380,578	Series 2019-4, Class MA	3.00%	02/25/59	353,110
4,775,346	Series 2019-4, Class MV	3.00%	02/25/59	4,238,291
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	225,181
434,977	Series 2019-2, Class A1C	2.75%	09/25/29	417,927
150,597	Series 2019-3, Class A1C	2.75%	11/25/29	144,717
571,212	Series 2020-2, Class AC	2.00%	09/25/30	522,368
931,492	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (d)	5.43%	10/25/34	937,778
7,100,000	Series 2025-1, Class A2	3.00%	05/25/35	6,167,640
15,000,000	Series 2025-2, Class A2	3.00%	10/25/35	12,922,658

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$5,513,227	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (d)	5.43%	05/25/44	$5,542,275
693,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (d)	5.43%	08/25/44	697,409
1,250,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (d)	5.13%	01/25/45	1,251,828
1,656,250	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (d)	5.13%	02/25/45	1,658,645
	Federal National Mortgage Association
6,056,123	Series 2012-118, Class VZ	3.00%	11/25/42	5,601,616
3,937,687	Series 2014-60, Class EZ	3.00%	10/25/44	3,621,737
1,283,968	Series 2015-65, Class CZ	3.50%	09/25/45	1,127,124
266,954	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (a)	4.60%	06/25/48	259,951
134,965	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (a)	4.75%	07/25/49	132,488
321,073	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.70%	07/25/50	313,973
9,893,992	Series 2022-29, Class KZ	1.50%	06/25/42	7,436,855
7,579,413	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (a)	4.88%	09/25/52	7,464,468
10,228,278	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (a)	4.98%	10/25/52	10,110,995
4,238,631	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (a)	5.00%	10/25/52	4,192,354
4,765,731	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (a)	5.04%	10/25/52	4,718,886
3,997,416	Series 2024-20, Class ZQ	4.00%	10/25/45	3,581,421
976,270	Series 2024-39, Class AV	3.00%	11/25/33	930,075
3,258,040	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (a)	5.33%	07/25/54	3,266,193
3,391,431	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.33%	11/25/54	3,400,668
17,741,055	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (a)	5.18%	11/25/54	17,754,606
2,866,131	Series 2025-6, Class FB, 30 Day Average SOFR + 2.00%, 6.00% Cap (a)	6.00%	02/25/55	2,901,823
1,864,812	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (a)	5.93%	05/25/55	1,881,125
12,435,197	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (a)	4.98%	06/25/55	12,379,872
	Government National Mortgage Association
2,584,263	Series 2018-89, Class VZ	3.50%	06/20/48	2,336,390
5,075,522	Series 2021-105, Class DT	5.50%	06/20/51	5,227,799
6,782,207	Series 2022-9, Class AC	5.50%	01/20/52	7,026,506
6,669,183	Series 2022-9, Class GJ	5.50%	01/20/52	6,909,440
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,458,866
14,995,707	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (c)	4.67%	05/20/54	14,648,743
10,574,207	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (a)	5.33%	11/20/54	10,604,454
4,309,411	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (c)	4.04%	05/20/55	4,307,092
4,267,109	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (c)	4.17%	05/20/55	4,082,280
8,718,245	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (c)	2.91%	06/20/55	8,258,267

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,295,943	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (c)	4.44%	06/20/55	$5,235,890
8,199,284	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (c)	3.36%	08/20/55	7,354,122
				346,427,980
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (e)	2.61%	10/27/28	332,835
5,778,199	Series 2020-RR14, Class X, IO (f)	2.13%	03/27/34	766,386
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (e)	1.53%	06/25/28	767,014
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,950,000	Series 2019-K094, Class XAM, IO (f)	1.15%	06/25/29	188,552
5,281,357	Series 2019-K097, Class X1, IO (f)	1.08%	07/25/29	179,155
23,747,730	Series 2019-K101, Class X1, IO (e)	0.83%	10/25/29	679,776
369,168	Series 2019-K103, Class A1	2.31%	06/25/29	358,638
2,887,964	Series 2019-K736, Class X1, IO (f)	1.26%	07/25/26	16,079
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	209,138
672,123	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	19,085
26,548,499	Series 2019-K1512, Class X1, IO (f)	0.90%	04/25/34	1,366,573
9,942,479	Series 2020-K104, Class X1, IO (f)	1.11%	01/25/30	389,095
5,200,000	Series 2020-K104, Class XAM, IO (f)	1.38%	01/25/30	273,773
18,868,746	Series 2020-K110, Class X1, IO (f)	1.64%	04/25/30	1,112,511
33,992,246	Series 2020-K115, Class X1, IO (f)	1.31%	06/25/30	1,738,996
7,817,929	Series 2020-K116, Class X1, IO (f)	1.41%	07/25/30	418,288
8,363,336	Series 2020-K118, Class X1, IO (f)	0.95%	09/25/30	321,188
71,883,237	Series 2020-K120, Class X1, IO (f)	1.03%	10/25/30	2,934,727
8,458,710	Series 2020-KG03, Class X1, IO (f)	1.36%	06/25/30	429,202
9,715,538	Series 2020-KG04, Class X1, IO (f)	0.84%	11/25/30	332,033
399,847	Series 2020-K1517, Class X1, IO (f)	1.32%	07/25/35	36,804
34,237,060	Series 2021-K130, Class X1, IO (f)	1.03%	06/25/31	1,630,875
92,063,736	Series 2021-K132, Class X1, IO (f)	0.51%	08/25/31	2,299,494
2,173,231	Series 2021-K743, Class X1, IO (f)	0.91%	05/25/28	44,575
16,678,893	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	224,848
268,894	Series 2022-K142, Class A1	2.40%	12/25/31	251,378
116,788,000	Series 2024-K164, Class XAM, IO (f)	0.27%	06/25/34	2,716,501
4,437,000	Series 2024-K165, Class XAM, IO (f)	0.91%	09/25/34	308,080
22,349,000	Series 2024-K167, Class XAM, IO (f)	0.37%	11/25/34	663,271
919,000	Series 2024-K757, Class XAM, IO (f)	0.99%	08/25/31	44,811
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	331,947
300,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	307,205
73,535,778	Series 2025-K541, Class X1, IO (f)	0.64%	02/25/30	1,845,991
71,872,054	Series 2025-K546, Class X1, IO (f)	0.90%	05/25/30	2,593,913
	Federal National Mortgage Association Alternative Credit Enhancement Securities
349,423	Series 2024-M3, Class Z (f)	4.55%	04/25/53	296,778

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association
$30,324,073	Series 2024-32, IO (f)	0.70%	06/16/63	$1,535,854
				27,965,369
	Pass-Through Securities — 11.9%
	Federal Home Loan Mortgage Corporation
2,004,733	Pool Q43173	3.00%	09/01/46	1,825,559
785,752	Pool RB5112	2.50%	05/01/41	712,417
5,634,650	Pool RB5126	2.50%	09/01/41	5,059,982
1,595,916	Pool RE6076	2.00%	12/01/50	1,267,057
15,828,346	Pool SD5829	4.50%	10/01/52	15,551,987
3,388,840	Pool SD7309	4.00%	02/01/45	3,300,699
580,470	Pool SD7550	3.00%	02/01/52	524,994
5,246,531	Pool SL0847	3.50%	04/01/49	4,916,611
635,115	Pool ZS9776	3.50%	08/01/46	600,294
4,043,419	Pool ZT0794	4.50%	10/01/48	4,014,187
17,144,661	Pool ZT2264	4.00%	03/01/44	16,770,800
	Federal National Mortgage Association
461,464	Pool 310208	3.00%	03/01/48	411,393
450,597	Pool 310211	3.50%	07/01/48	420,079
3,809,372	Pool AL8400	3.00%	08/01/43	3,530,948
5,433,285	Pool AL9394	3.00%	11/01/46	4,907,228
2,083,481	Pool AS5843	4.00%	09/01/45	2,014,446
240,532	Pool BF0207	4.50%	04/01/47	239,741
4,464,939	Pool BM6210	3.50%	12/01/47	4,145,953
9,191,623	Pool BM6429	3.00%	09/01/48	8,195,314
1,614,394	Pool BM7345	4.50%	03/01/50	1,549,865
338,302	Pool BM7521	3.50%	10/01/48	317,551
3,697,410	Pool BM7687	3.00%	11/01/46	3,370,007
4,694,838	Pool BM7699	3.50%	02/01/47	4,446,517
5,045,486	Pool FA0606	3.50%	09/01/47	4,818,822
9,605,957	Pool FA1024	2.50%	05/01/51	8,165,657
10,163,988	Pool FA1265	4.50%	12/01/50	10,090,444
2,088,914	Pool FM9416	3.50%	07/01/45	1,979,905
8,636,143	Pool FM9645	4.50%	11/01/49	8,563,394
349,778	Pool FM9712	3.50%	11/01/50	329,546
2,639,114	Pool FP0122	4.50%	07/01/51	2,607,055
5,955,736	Pool FS0704	4.00%	03/01/47	5,767,671
4,458,215	Pool FS1046	4.50%	11/01/49	4,431,627
4,219,119	Pool FS6440	4.00%	10/01/48	4,084,654
11,738,042	Pool FS8780	3.00%	07/01/50	10,704,194
13,738,626	Pool FS8862	3.50%	05/01/48	13,002,262
5,556,428	Pool FS9392	3.50%	05/01/49	5,226,711
1,101,694	Pool MA1582	3.50%	09/01/43	1,042,117
2,088,595	Pool MA4025	2.50%	05/01/50	1,753,947
187,000	Pool TBA (g)	2.50%	11/15/55	158,796
7,502,000	Pool TBA (g)	4.00%	11/15/55	7,118,962
5,186,000	Pool TBA (g)	5.00%	11/15/55	5,160,699
2,334,000	Pool TBA (g)	5.50%	11/15/55	2,358,397
62,000	Pool TBA (g)	2.50%	12/15/55	52,649
2,500,000	Pool TBA (g)	4.00%	12/15/55	2,371,280

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,729,000	Pool TBA (g)	5.00%	12/15/55	$1,719,146
1,888,000	Pool TBA (g)	5.50%	12/15/55	1,906,260
				191,507,824
	Total U.S. Government Agency Mortgage-Backed Securities			565,901,173
	(Cost $553,710,639)
U.S. GOVERNMENT BONDS AND NOTES — 19.5%
300,000	U.S. Treasury Bond	4.50%	08/15/39	303,979
300,000	U.S. Treasury Bond	2.25%	05/15/41	224,127
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	963,048
300,000	U.S. Treasury Bond	4.00%	11/15/42	279,697
300,000	U.S. Treasury Bond	4.38%	08/15/43	291,896
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,896,496
7,000,000	U.S. Treasury Bond	5.00%	05/15/45	7,328,125
1,130,000	U.S. Treasury Bond	2.75%	08/15/47	828,475
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,527,109
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	3,117,969
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,280,234
395,000	U.S. Treasury Bond	3.38%	11/15/48	320,536
3,500,000	U.S. Treasury Bond	3.00%	02/15/49	2,648,516
7,000,000	U.S. Treasury Bond	1.38%	08/15/50	3,570,000
300,000	U.S. Treasury Bond	4.00%	11/15/52	268,207
6,700,000	U.S. Treasury Bond	4.50%	11/15/54	6,517,975
2,000,000	U.S. Treasury Bond	4.63%	02/15/55	1,985,938
10,000,000	U.S. Treasury Bond	4.75%	05/15/55	10,134,375
1,520,000	U.S. Treasury Bond, STRIPS	(b)	11/15/33	1,096,717
3,750,000	U.S. Treasury Bond, STRIPS	(b)	02/15/34	2,672,883
12,600,000	U.S. Treasury Bond, STRIPS	(b)	05/15/34	8,869,726
21,305,000	U.S. Treasury Bond, STRIPS	(b)	08/15/34	14,812,213
23,360,000	U.S. Treasury Bond, STRIPS	(b)	11/15/34	16,033,818
21,100,000	U.S. Treasury Bond, STRIPS	(b)	02/15/35	14,305,695
21,500,000	U.S. Treasury Bond, STRIPS	(b)	05/15/35	14,391,488
22,750,000	U.S. Treasury Bond, STRIPS	(b)	08/15/35	15,035,752
10,500,000	U.S. Treasury Bond, STRIPS	(b)	11/15/35	6,850,496
4,280,000	U.S. Treasury Bond, STRIPS	(b)	02/15/36	2,755,784
16,100,000	U.S. Treasury Bond, STRIPS	(b)	05/15/36	10,231,286
1,000,000	U.S. Treasury Bond, STRIPS	(b)	08/15/36	627,737
1,110,000	U.S. Treasury Bond, STRIPS	(b)	05/15/37	670,235
11,104,000	U.S. Treasury Bond, STRIPS	(b)	05/15/38	6,349,104
20,000,000	U.S. Treasury Bond, STRIPS	(b)	02/15/40	10,362,364
1,000,000	U.S. Treasury Bond, STRIPS	(b)	02/15/41	489,343
14,600,000	U.S. Treasury Bond, STRIPS	(b)	11/15/41	6,850,524
7,000,000	U.S. Treasury Bond, STRIPS	(b)	08/15/42	3,219,619
8,000,000	U.S. Treasury Bond, STRIPS	(b)	11/15/42	3,624,492
11,633,930	U.S. Treasury Inflation Indexed Bond (h)	2.38%	10/15/28	12,063,949
7,206,710	U.S. Treasury Inflation Indexed Bond (h)	1.63%	10/15/29	7,328,150
7,000,000	U.S. Treasury Note	3.75%	06/30/27	7,014,082
10,000,000	U.S. Treasury Note	4.00%	12/15/27	10,084,570
11,000,000	U.S. Treasury Note	4.25%	01/15/28	11,150,176
8,000,000	U.S. Treasury Note	4.25%	02/15/28	8,113,594

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$10,000,000	U.S. Treasury Note	3.88%	03/15/28	$10,066,992
4,000,000	U.S. Treasury Note	3.75%	04/15/28	4,014,297
5,500,000	U.S. Treasury Note	3.50%	04/30/28	5,488,291
4,000,000	U.S. Treasury Note	4.38%	08/31/28	4,082,188
1,500,000	U.S. Treasury Note	3.63%	09/30/31	1,486,260
2,000,000	U.S. Treasury Note	4.38%	01/31/32	2,059,883
4,000,000	U.S. Treasury Note	4.13%	03/31/32	4,063,359
7,000,000	U.S. Treasury Note	4.00%	04/30/32	7,060,020
2,000,000	U.S. Treasury Note	4.13%	05/31/32	2,030,508
10,000,000	U.S. Treasury Note	4.00%	06/30/32	10,079,492
510,000	U.S. Treasury Note	2.75%	08/15/32	475,914
20,000,000	U.S. Treasury Note	4.25%	05/15/35	20,271,875
	Total U.S. Government Bonds and Notes			312,669,578
	(Cost $308,765,128)
CORPORATE BONDS AND NOTES — 18.8%
	Aerospace/Defense — 0.1%
500,000	Boeing Co. (The)	6.63%	02/15/38	557,942
500,000	Boeing Co. (The)	3.55%	03/01/38	420,925
				978,867
	Banks — 1.1%
3,170,000	Bank of America Corp. (i)	4.57%	04/27/33	3,165,762
1,010,000	Fifth Third Bancorp (i)	4.77%	07/28/30	1,020,932
1,000,000	Goldman Sachs Group (The), Inc. (i)	3.10%	02/24/33	917,784
1,000,000	Huntington Bancshares, Inc. (i)	5.02%	05/17/33	1,008,891
2,940,000	JPMorgan Chase & Co. (i)	4.91%	07/25/33	2,999,437
2,450,000	Morgan Stanley (i)	6.34%	10/18/33	2,695,209
2,750,000	Santander Holdings USA, Inc. (i)	5.47%	03/20/29	2,798,373
1,250,000	State Street Corp. (i)	4.78%	10/23/36	1,245,415
1,500,000	Wells Fargo & Co. (i)	4.90%	07/25/33	1,523,172
				17,374,975
	Beverages — 0.9%
2,000,000	Constellation Brands, Inc.	4.80%	05/01/30	2,030,022
2,645,000	Constellation Brands, Inc.	4.75%	05/09/32	2,668,651
5,000,000	Constellation Brands, Inc.	4.95%	11/01/35	4,924,479
425,000	Constellation Brands, Inc.	4.50%	05/09/47	357,703
820,000	Constellation Brands, Inc.	5.25%	11/15/48	769,280
3,250,000	Keurig Dr. Pepper, Inc.	5.15%	05/15/35	3,252,191
1,145,000	Molson Coors Beverage Co.	4.20%	07/15/46	936,726
				14,939,052
	Building Materials — 0.4%
2,000,000	Amrize Finance U.S. LLC (d)	4.95%	04/07/30	2,048,093
2,000,000	Amrize Finance U.S. LLC (d)	5.40%	04/07/35	2,066,144
2,500,000	JH North America Holdings, Inc. (d)	6.13%	07/31/32	2,565,825
				6,680,062
	Commercial Services — 1.4%
750,000	Ashtead Capital, Inc. (d)	4.38%	08/15/27	749,128
3,255,000	Ashtead Capital, Inc. (d)	4.00%	05/01/28	3,231,660
2,500,000	Ashtead Capital, Inc. (d)	5.80%	04/15/34	2,621,979
2,500,000	TR Finance LLC	5.50%	08/15/35	2,601,700
2,470,000	TR Finance LLC	5.85%	04/15/40	2,588,767

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services (Continued)
$4,765,000	United Rentals North America, Inc. (d)	6.00%	12/15/29	$4,894,298
2,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	2,040,017
3,250,000	Verisk Analytics, Inc.	5.13%	02/15/36	3,271,295
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	508,445
				22,507,289
	Computers — 1.0%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,339,883
2,500,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,582,816
2,500,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	2,493,598
1,635,000	Gartner, Inc. (d)	4.50%	07/01/28	1,621,933
3,065,000	Gartner, Inc. (d)	3.63%	06/15/29	2,943,283
1,985,000	Gartner, Inc. (d)	3.75%	10/01/30	1,878,643
				15,860,156
	Distribution/Wholesale — 0.2%
3,000,000	American Builders & Contractors Supply Co., Inc. (d)	4.00%	01/15/28	2,959,744
	Diversified Financial Services — 0.9%
4,000,000	Citadel Securities Global Holdings LLC (d)	5.50%	06/18/30	4,095,158
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	2,037,265
1,500,000	Rocket Cos., Inc. (d)	6.38%	08/01/33	1,564,470
3,500,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (d)	3.88%	03/01/31	3,293,019
3,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (d)	4.00%	10/15/33	2,765,111
				13,755,023
	Electric — 1.6%
500,000	DTE Electric Co.	5.85%	05/15/55	527,436
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,392,439
1,000,000	Duke Energy Progress LLC	5.55%	03/15/55	1,009,925
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	3,099,228
3,000,000	Northern States Power Co.	5.65%	05/15/55	3,097,470
3,500,000	NRG Energy, Inc. (d)	4.73%	10/15/30	3,493,251
3,500,000	NRG Energy, Inc. (d)	5.41%	10/15/35	3,494,645
3,500,000	Virginia Electric and Power Co., Series D	5.60%	09/15/55	3,508,317
1,980,000	Vistra Operations Co. LLC (d)	5.05%	12/30/26	1,994,838
750,000	Vistra Operations Co. LLC (d)	4.60%	10/15/30	745,638
2,500,000	Vistra Operations Co. LLC (d)	5.70%	12/30/34	2,570,103
				25,933,290
	Electrical Components & Equipments — 0.3%
4,500,000	Molex Electronic Technologies LLC (d)	5.25%	04/30/32	4,599,776
	Environmental Control — 0.1%
1,000,000	Waste Management, Inc.	5.35%	10/15/54	986,899
	Food — 1.1%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,510,766
4,143,000	Conagra Brands, Inc	5.75%	08/01/35	4,234,479
970,000	Conagra Brands, Inc.	5.30%	11/01/38	933,985
2,500,000	Conagra Brands, Inc.	5.40%	11/01/48	2,291,660
1,000,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,026,563
3,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	3,080,005

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$1,000,000	Mars, Inc. (d)	5.20%	03/01/35	$1,026,762
3,500,000	Mars, Inc. (d)	5.70%	05/01/55	3,563,782
				17,668,002
	Food Service — 0.4%
5,375,000	Sodexo, Inc. (d)	5.80%	08/15/35	5,629,655
	Healthcare-Products — 1.0%
5,000,000	180 Medical, Inc. (d)	5.30%	10/08/35	4,957,820
910,000	Alcon Finance Corp. (d)	5.38%	12/06/32	951,133
2,265,000	Alcon Finance Corp. (d)	5.75%	12/06/52	2,331,968
4,555,000	Solventum Corp.	5.60%	03/23/34	4,739,536
2,962,000	Solventum Corp.	5.90%	04/30/54	3,014,547
				15,995,004
	Healthcare-Services — 2.3%
4,350,000	Centene Corp.	4.25%	12/15/27	4,290,378
2,250,000	Centene Corp.	3.00%	10/15/30	2,009,375
975,000	Charles River Laboratories International, Inc. (d)	3.75%	03/15/29	935,522
4,000,000	Cigna Group (The)	4.80%	08/15/38	3,808,775
1,750,000	Cigna Group (The)	4.80%	07/15/46	1,576,385
3,500,000	Cigna Group (The)	6.00%	01/15/56	3,617,097
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,330,214
525,000	Elevance Health, Inc.	5.13%	02/15/53	480,862
100,000	Elevance Health, Inc.	5.70%	02/15/55	98,913
3,500,000	Elevance Health, Inc.	5.70%	09/15/55	3,484,703
765,000	HCA, Inc.	5.38%	09/01/26	767,644
4,864,000	HCA, Inc.	4.90%	11/15/35	4,808,249
1,085,000	HCA, Inc.	4.63%	03/15/52	901,233
65,000	IQVIA, Inc. (d)	5.70%	05/15/28	67,024
3,000,000	IQVIA, Inc.	5.70%	05/15/28	3,093,429
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	375,070
3,000,000	UnitedHealth Group, Inc.	5.95%	06/15/55	3,123,615
2,710,000	Universal Health Services, Inc.	2.65%	10/15/30	2,460,315
				37,228,803
	Insurance — 1.6%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	437,607
1,330,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,343,663
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	428,570
3,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	3,700,998
2,615,000	Brown & Brown, Inc.	4.20%	03/17/32	2,532,085
3,245,000	Brown & Brown, Inc.	5.65%	06/11/34	3,361,895
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	885,441
1,000,000	Brown & Brown, Inc.	6.25%	06/23/55	1,053,046
5,000,000	Ryan Specialty LLC (d)	4.38%	02/01/30	4,894,147
7,553,000	Ryan Specialty LLC (d)	5.88%	08/01/32	7,685,789
				26,323,241
	Internet — 0.2%
3,855,000	AppLovin Corp.	5.38%	12/01/31	3,980,494

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Lodging — 0.2%
$3,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	$3,395,057
600,000	Marriott International, Inc.	5.10%	04/15/32	616,442
				4,011,499
	Media — 0.7%
6,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	6,484,876
4,850,000	FactSet Research Systems, Inc.	3.45%	03/01/32	4,489,848
				10,974,724
	Packaging & Containers — 0.3%
2,000,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	2,053,112
3,000,000	Amcor Flexibles North America, Inc.	5.50%	03/17/35	3,105,867
45,000	Berry Global, Inc. (d)	5.50%	04/15/28	46,297
300,000	Berry Global, Inc.	5.65%	01/15/34	313,695
				5,518,971
	Pharmaceuticals — 0.1%
2,525,000	Becton Dickinson & Co.	4.69%	12/15/44	2,270,420
	Pipelines — 0.2%
3,000,000	Cheniere Energy Partners, L.P.	4.50%	10/01/29	3,001,746
205,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	205,480
				3,207,226
	Private Equity — 0.1%
2,143,000	Blackstone Reg Finance Co., LLC (j)	4.95%	02/15/36	2,128,674
	Real Estate — 0.1%
2,000,000	CoStar Group, Inc. (d)	2.80%	07/15/30	1,830,920
	Real Estate Investment Trusts — 0.1%
175,000	Crown Castle, Inc.	4.45%	02/15/26	174,901
278,000	VICI Properties, L.P.	4.75%	04/01/28	280,786
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,309,410
				1,765,097
	Software — 1.6%
850,000	Atlassian Corp.	5.50%	05/15/34	874,620
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	30,656
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	676,569
550,000	MSCI, Inc. (d)	4.00%	11/15/29	536,763
8,065,000	MSCI, Inc. (d)	3.88%	02/15/31	7,719,487
2,667,000	MSCI, Inc.	5.25%	09/01/35	2,677,955
3,500,000	MSCI, Inc. (j)	5.15%	03/15/36	3,464,103
400,000	Oracle Corp.	6.25%	11/09/32	428,692
750,000	Oracle Corp.	4.90%	02/06/33	745,257
1,000,000	Oracle Corp.	5.50%	08/03/35	1,012,036
2,500,000	Oracle Corp.	5.20%	09/26/35	2,463,121
1,105,000	Oracle Corp.	6.13%	07/08/39	1,139,437
2,500,000	Oracle Corp.	6.00%	08/03/55	2,393,561
1,000,000	Oracle Corp.	5.95%	09/26/55	948,792
				25,111,049
	Telecommunications — 0.5%
2,000,000	AT&T, Inc.	5.55%	11/01/45	1,963,377
405,000	AT&T, Inc.	4.75%	05/15/46	359,432

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$2,000,000	AT&T, Inc.	5.70%	11/01/54	$1,960,309
5,000	AT&T, Inc.	3.65%	09/15/59	3,390
3,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	3,084,858
				7,371,366
	Water — 0.3%
4,333,000	American Water Capital Corp.	5.70%	09/01/55	4,408,426
	Total Corporate Bonds and Notes			301,998,704
	(Cost $296,570,554)
MORTGAGE-BACKED SECURITIES — 14.6%
	Collateralized Mortgage Obligations — 8.6%
	Arroyo Mortgage Trust
127,355	Series 2020-1, Class A1A (d)	1.66%	03/25/55	123,409
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (d)	3.50%	03/25/58	430,042
163,483	Series 2019-2, Class A3 (d)	3.50%	10/25/44	157,183
1,067,964	Series 2022-NQM1, Class A1 (d)	3.63%	09/25/61	1,057,751
1,333,534	Series 2025-NQM3, Class A1 (d)	5.57%	03/25/65	1,344,002
	Chase Home Lending Mortgage Trust
589,037	Series 2019-ATR2, Class B1 (d) (f)	3.99%	07/25/49	552,184
375,963	Series 2019-ATR2, Class B2 (d) (f)	3.99%	07/25/49	351,499
	CIM Trust
3,413,172	Series 2019-INV3, Class B1A (d)	4.67%	08/25/49	3,343,916
	Citigroup Mortgage Loan Trust
442,112	Series 2014-A, Class B3 (d) (f)	5.49%	01/25/35	439,232
	COLT Mortgage Loan Trust
654,680	Series 2021-6, Class A1 (d)	1.91%	12/25/66	604,656
1,760,705	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (d) (k)	5.79%	04/25/70	1,781,296
	Connecticut Avenue Securities Trust
2,325,253	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (d)	5.18%	07/25/44	2,331,069
2,217,207	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (d)	5.13%	01/25/45	2,219,735
2,151,822	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (d)	5.18%	02/25/45	2,157,022
	Credit Suisse Mortgage Trust
679,985	Series 2018-RPL9, Class A (d)	3.85%	09/25/57	658,353
252,135	Series 2019-AFC1, Class A1 (d)	3.57%	07/25/49	243,552
1,624,449	Series 2021-RPL6, Class A1 (d)	2.00%	10/25/60	1,481,571
	Cross Mortgage Trust
1,808,482	Series 2025-H3, Class A1 (d)	5.88%	04/25/70	1,831,482
	CSMC Trust
2,591,160	Series 2018-J1, Class A2 (d)	3.50%	02/25/48	2,355,240
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (d)	3.47%	11/25/59	278,763
1,782,692	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/2028 (d) (k)	5.04%	10/25/69	1,777,406
	FARM Mortgage Trust
2,739,106	Series 2024-1, Class A (d) (f)	4.69%	10/01/53	2,680,196
319,753	Series 2024-2, Class A (d) (f)	5.19%	08/01/54	315,891

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Flagstar Mortgage Trust
$2,112,902	Series 2018-2, Class B1 (d) (f)	4.00%	04/25/48	$1,975,913
	GCAT Trust
446,379	Series 2019-RPL1, Class A1 (d)	2.65%	10/25/68	435,507
	GS Mortgage-Backed Securities Trust
182,167	Series 2020-NQM1, Class A3 (d)	2.35%	09/27/60	173,558
9,000,000	Series 2022-LTV1, Class A14 (d)	3.00%	06/25/52	6,571,534
	HOMES Trust
6,419,764	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (d) (k)	5.22%	08/25/59	6,428,513
2,778,464	Series 2024-AFC2, Class A1 (d)	5.58%	10/25/59	2,796,751
2,082,106	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (d) (k)	5.47%	06/25/60	2,096,715
	JP Morgan Mortgage Trust
691,733	Series 2017-6, Class A7 (d)	3.50%	12/25/48	629,938
1,113,176	Series 2019-6, Class B1 (d) (f)	4.26%	12/25/49	1,054,170
311,070	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (d)	5.06%	09/25/49	302,434
1,626,445	Series 2019-INV1, Class B1 (d) (f)	4.92%	09/25/49	1,600,599
893,651	Series 2019-INV3, Class A13 (d)	3.50%	05/25/50	809,268
526,530	Series 2019-INV3, Class A3 (d)	3.50%	05/25/50	476,812
480,914	Series 2020-LTV2, Class B1 (d) (f)	4.01%	11/25/50	441,953
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (d) (k)	5.64%	09/25/55	5,162,163
5,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (d) (k)	5.82%	11/25/55	5,048,395
	MetLife Securitization Trust
330,911	Series 2018-1A, Class A (d)	3.75%	03/25/57	323,595
	MFRA Trust
1,661,032	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (d) (k)	6.78%	10/25/58	1,676,669
4,975,769	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (d) (k)	5.72%	12/25/69	5,010,825
1,772,179	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (d) (k)	5.44%	03/25/70	1,781,011
	Morgan Stanley Residential Mortgage Loan Trust
950,000	Series 2025-SPL1, Class A1 (d) (e)	4.25%	02/25/65	930,043
	New Residential Mortgage Loan Trust
1,940,708	Series 2016-3A, Class B1 (d)	4.00%	09/25/56	1,899,301
6,310,634	Series 2018-3A, Class A1 (d)	4.50%	05/25/58	6,184,316
3,160,339	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (d)	4.86%	01/25/48	3,107,797
	OBX Trust
855,897	Series 2019-EXP3, Class 2A1B, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (d)	5.01%	10/25/59	855,382
1,856,254	Series 2025-NQM13, Class A1, steps up to 6.44% on 07/01/2029 (d) (k)	5.44%	05/25/65	1,870,743
	Onslow Bay Mortgage Loan Trust
274,422	Series 2021-NQM4, Class A1 (d)	1.96%	10/25/61	237,581
2,203,552	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (d) (k)	5.60%	03/25/65	2,223,942

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRKCM Trust
$3,707,611	Series 2022-AFC2, Class A1 (d)	5.34%	08/25/57	$3,704,809
2,114,645	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (d) (k)	5.55%	02/25/60	2,134,324
897,939	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (d) (k)	5.65%	02/25/60	907,995
	PRPM LLC
748,996	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (d) (k)	3.50%	05/25/54	730,196
236,774	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (d) (k)	4.00%	11/25/54	231,868
545,882	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (d) (k)	4.00%	12/25/54	535,068
2,733,558	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (d) (k)	5.69%	04/25/70	2,754,559
1,443,729	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (d) (k)	4.50%	08/25/55	1,430,677
932,425	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (d) (k)	3.25%	04/25/55	900,591
2,099,668	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (d) (k)	3.00%	05/25/55	1,992,996
	PRPM Trust
683,380	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (d) (k)	6.22%	11/25/68	689,259
2,381,417	Series 2025-NQM3, Class A1, steps up to 6.61% on 07/01/2029 (d) (k)	5.61%	05/25/70	2,398,603
	RUN Trust
3,736,984	Series 2022-NQM1, Class A1 (d)	4.00%	03/25/67	3,710,023
	Santander Mortgage Asset Receivable Trust
3,273,640	Series 2025-NQM2, Class A1 (d)	5.73%	02/25/65	3,304,021
	Starwood Mortgage Residential Trust
1,759,809	Series 2022-3, Class A1 (d)	4.16%	03/25/67	1,754,699
	Towd Point Mortgage Trust
1,792,966	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (d)	5.11%	05/25/58	1,833,533
1,782,487	Series 2022-1, Class A1 (d)	3.75%	07/25/62	1,715,702
792,174	Series 2022-2, Class A1 (d)	3.75%	07/01/62	756,463
2,677,446	Series 2022-3, Class A1 (d)	3.75%	08/01/62	2,562,734
	TRK Trust
3,147,029	Series 2021-INV1, Class A1 (d)	1.15%	07/25/56	2,866,995
2,391,980	Series 2022-INV1, Class A1 (d)	2.58%	02/25/57	2,249,995
	Verus Securitization Trust
2,321,496	Series 2022-1, Class A1, steps up to 3.72% on 01/01/2026 (d) (k)	2.72%	01/25/67	2,188,085
2,459,416	Series 2022-2, Class A1 (d)	4.26%	02/25/67	2,372,247
1,283,134	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (d) (k)	5.62%	05/25/70	1,296,506
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (d)	4.15%	03/25/65	267,645
	Wells Fargo Mortgage Backed Securities Trust
2,259,540	Series 2018-1, Class B1 (d) (f)	3.65%	07/25/47	2,117,258
116,083	Series 2019-1, Class A1 (d)	3.92%	11/25/48	110,912
				138,138,641

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 6.0%
	2023-MIC Trust (The)
$2,330,000	Series 2023-MIC, Class A (d) (f)	8.44%	12/05/38	$2,522,969
	Arbor Multifamily Mortgage Securities Trust
9,000,000	Series 2020-MF1, Class A4 (d)	2.50%	05/15/53	8,394,111
772,250	Series 2020-MF1, Class A5 (d)	2.76%	05/15/53	722,646
125,000	Series 2020-MF1, Class AS (d)	3.06%	05/15/53	116,651
3,155,424	Series 2020-MF1, Class XA, IO (d) (f)	0.93%	05/15/53	105,123
1,860,000	Series 2021-MF2, Class A4 (d)	2.25%	06/15/54	1,664,456
	BANK
28,628,586	Series 2019-BN19, Class XA, IO (f)	0.93%	08/15/61	834,772
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	296,658
1,486,830	Series 2020-BN29, Class A4	2.00%	11/15/53	1,302,167
6,893,806	Series 2020-BN29, Class XA, IO (f)	1.30%	11/15/53	360,589
4,796,615	Series 2020-BNK26, Class XA, IO (f)	1.19%	03/15/63	184,425
53,475,668	Series 2025-BNK49, Class XA, IO (f)	0.63%	03/15/58	2,519,030
	BBCMS Mortgage Trust
3,145,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.95%	03/15/37	2,969,769
2,800,000	Series 2020-C8, Class A5	2.04%	10/15/53	2,478,962
1,392,000	Series 2023-C20, Class A5	5.58%	07/15/56	1,464,569
51,868,972	Series 2025-C35, Class XA, IO (f)	0.65%	07/15/58	2,662,351
	Benchmark Mortgage Trust
8,725,456	Series 2020-B21, Class XA, IO (f)	1.41%	12/17/53	472,999
2,700,000	Series 2021-B25, Class A4	2.27%	04/15/54	2,461,921
	BMO Mortgage Trust
115,000	Series 2023-C6, Class ASB	6.21%	09/15/56	123,602
5,824,000	Series 2024-5C3, Class XA, IO (f)	1.12%	02/15/57	185,059
750,000	Series 2024-C9, Class A5	5.76%	07/15/57	800,565
3,091,000	Series 2025-C12, Class ASB	5.76%	06/15/58	3,289,115
36,000,000	Series 2025-C13, Class XA, IO (f)	1.22%	10/15/58	2,847,913
	BSTN Commercial Mortgage Trust
1,700,000	Series 2025-1C, Class A (d) (f)	5.37%	06/15/44	1,755,420
	BWAY Trust
2,190,000	Series 2025-1535, Class A (d) (f)	6.31%	05/05/42	2,273,608
765,000	Series 2025-1535, Class B (d) (f)	7.46%	05/05/42	802,696
	BX Commercial Mortgage Trust
3,081,000	Series 2020-VIV4, Class A (d)	2.84%	03/09/44	2,855,100
	BX Trust
1,480,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (d)	5.05%	10/15/36	1,478,092
2,000,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (d)	5.63%	07/15/42	2,005,776
	Cantor Commercial Real Estate Lending
1,449,101	Series 2019-CF1, Class A2	3.62%	05/15/52	1,418,825
	CFCRE Commercial Mortgage Trust
152,499	Series 2017-C8, Class ASB	3.37%	06/15/50	151,688
	CHI Commercial Mortgage Trust
2,230,000	Series 2025-SFT, Class A (d) (f)	5.48%	04/15/42	2,290,933
62,200,000	Series 2025-SFT, Class XA, IO (d) (f)	0.30%	04/15/42	588,536

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Citigroup Commercial Mortgage Trust
$573,971	Series 2018-C5, Class A3	3.96%	06/10/51	$569,498
643,819	Series 2019-GC43, Class AAB	2.96%	11/10/52	627,159
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (d) (f)	0.66%	08/10/44	194,564
	Credit Suisse Mortgage Trust
1,300,000	Series 2019-UVIL, Class A (d)	3.16%	12/15/41	1,224,014
	Deutsche Bank Commercial Mortgage Trust
400,000	Series 2020-C9, Class A5	1.93%	08/15/53	356,638
	Fashion Show Mall LLC
1,400,000	Series 2024-SHOW, Class A (d) (f)	5.10%	10/10/41	1,421,239
	FREMF Mortgage Trust
321,212,076	Series 2018-K156, Class X2A, IO (d)	0.10%	07/25/36	1,597,870
	GS Mortgage Securities Trust
309,906	Series 2017-GS5, Class AAB	3.47%	03/10/50	308,326
1,756,383	Series 2019-GC39, Class XA, IO (f)	1.08%	05/10/52	56,465
975,000	Series 2024-FAIR, Class A (d) (f)	5.88%	07/15/29	1,003,919
	Hilton USA Trust
845,000	Series 2016-HHV, Class A (d)	3.72%	11/05/38	836,945
1,700,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (d)	5.78%	07/15/42	1,709,253
	Houston Galleria Mall Trust
2,750,000	Series 2025-HGLR, Class A (d) (f)	5.46%	02/05/45	2,861,147
	INT Commercial Mortgage Trust
1,500,000	Series 2025-PLAZA, Class A (d) (f) (j)	0.00%	11/05/37	1,500,382
	JW Trust
1,240,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (d)	5.63%	11/15/39	1,242,932
	Morgan Stanley Capital I Trust
5,613,372	Series 2019-L2, Class XA, IO (f)	0.99%	03/15/52	152,970
	MSWF Commercial Mortgage Trust
40,333,149	Series 2023-1, Class XA, IO (f)	0.86%	05/15/56	2,024,486
	NRTH Commercial Mortgage Trust
1,313,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (d)	5.54%	10/15/40	1,315,870
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (d) (f)	5.66%	02/10/47	1,599,893
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (d)	5.24%	11/15/38	3,088,967
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (d)	5.30%	05/15/38	3,269,049
	SKY Trust
2,713,533	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (d)	6.62%	04/15/42	2,733,219
	UBS Commercial Mortgage Trust
22,291,806	Series 2019-C17, Class XA, IO (f)	1.44%	10/15/52	1,027,507
	Wells Fargo Commercial Mortgage Trust
12,651,271	Series 2017-C41, Class XA, IO (f)	1.15%	11/15/50	220,157

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust (Continued)
$2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	$2,722,777
26,502,472	Series 2019-C49, Class XA, IO (f)	1.24%	03/15/52	799,900
436,376	Series 2020-C58, Class A3	1.81%	07/15/53	394,698
2,950,000	Series 2022-C62, Class A4	4.00%	04/15/55	2,827,446
2,550,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (d)	5.38%	08/15/42	2,555,229
	WHARF Commercial Mortgage Trust
2,175,000	Series 2025-DC, Class A (d) (f)	5.35%	07/15/40	2,236,622
				96,880,237
	Total Mortgage-Backed Securities			235,018,878
	(Cost $231,508,119)
ASSET-BACKED SECURITIES — 5.2%
	American Heritage Auto Receivables Trust
640,000	Series 2024-1A, Class A3 (d)	4.90%	09/17/29	645,691
	Battalion CLO XXIV Ltd.
2,000,000	Series 2022-24A, Class AR, 3 Mo. CME Term SOFR + 1.33% (a) (d)	5.24%	07/14/36	2,002,693
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (d)	5.55%	10/16/28	251,229
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (a) (d)	5.30%	08/16/29	2,502,445
	Cbam Ltd.
1,495,000	Series 2018-7A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (d)	5.75%	07/20/31	1,499,582
	Chase Auto Owner Trust
876,000	Series 2022-AA, Class A4 (d)	3.99%	03/27/28	875,833
95,000	Series 2024-1A, Class A4 (d)	5.05%	10/25/29	96,831
	CIFC Funding Ltd.
2,000,000	Series 2015-4A, Class A1A2, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (d)	5.22%	04/20/34	2,002,114
	CoreVest American Finance Trust
435,905	Series 2019-3, Class A (d)	2.71%	10/15/52	434,655
198,466	Series 2020-1, Class A2 (d)	2.30%	03/15/50	190,571
8,957	Series 2020-2, Class A (d)	3.38%	05/15/52	8,927
1,010,000	Series 2020-2, Class B (d)	4.24%	05/15/52	1,004,378
216,075	Series 2020-3, Class A (d)	1.36%	08/15/53	213,201
1,758,445	Series 2021-1, Class A (d)	1.57%	04/15/53	1,731,756
739,193	Series 2021-2, Class A (d)	1.41%	07/15/54	714,515
	Elmwood CLO X Ltd.
2,000,000	Series 2021-3A, Class AR2, 3 Mo. CME Term SOFR + 1.30% (a) (d)	5.18%	07/20/38	2,005,000
	FNA VI LLC
576,256	Series 2021-1A, Class A (d)	1.35%	01/10/32	540,714
	Garnet CLO 2 Ltd.
2,000,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.35% (a) (d)	5.43%	10/20/38	2,004,434
	Generate CLO 16 Ltd.
1,600,000	Series 2024-16A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (d)	5.42%	07/20/37	1,608,202

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GLS Auto Receivables Issuer Trust
$900,000	Series 2024-3A, Class A3 (d)	5.02%	04/17/28	$902,056
	GLS Auto Select Receivables Trust
1,058,112	Series 2023-1A, Class A3 (d)	5.96%	10/16/28	1,066,560
	Gracie Point International Funding LLC
1,802,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (d)	6.06%	03/01/28	1,805,121
3,700,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (d)	5.81%	08/15/28	3,701,952
	Harriman Park CLO Ltd.
2,000,000	Series 2020-1A, Class ARR, 3 Mo. CME Term SOFR + 1.30% (a) (d)	5.18%	07/20/38	2,006,157
	Home Partners of America Trust
955,980	Series 2020-2, Class A (d)	1.53%	01/17/41	874,304
	HPEFS Equipment Trust
112,066	Series 2023-2A, Class A3 (d)	5.99%	01/21/31	112,148
	OHA Credit Funding 15-R Ltd.
2,200,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (d)	5.17%	07/20/38	2,207,700
	Oscar US Funding XV LLC
597,254	Series 2023-1A, Class A3 (d)	5.81%	12/10/27	601,708
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (d)	4.47%	03/12/29	100,287
	OZLM XXIV Ltd.
400,362	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (d)	5.31%	07/20/32	400,657
	Pagaya AI Debt Grantor Trust
196,090	Series 2024-8, Class A (d)	5.33%	01/15/32	196,810
269,543	Series 2024-9, Class A (d)	5.07%	03/15/32	270,158
874,000	Series 2024-10, Class A (d)	5.18%	06/15/32	877,978
987,696	Series 2024-11, Class A (d)	5.09%	07/15/32	991,579
3,364,214	Series 2025-1, Class A2 (d)	5.16%	07/15/32	3,390,439
728,303	Series 2025-2, Class A (d) (e)	4.90%	10/15/32	730,329
2,500,000	Series 2025-5, Class A2 (d)	5.11%	03/15/33	2,514,932
	Pagaya AI Debt Trust
1,000,000	Series 2025-4, Class A2 (d)	5.37%	01/17/33	1,007,650
	PFS Financing Corp.
1,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (d)	5.18%	04/15/29	1,004,202
1,500,000	Series 2025-D, Class A (d)	4.47%	05/15/30	1,512,871
	Progress Residential Trust
5,484,964	Series 2025-SFR1, Class A (d)	3.40%	02/17/42	5,259,270
2,600,000	Series 2025-SFR3, Class A (d)	3.39%	07/17/42	2,477,376
	PRPM LLC
1,575,000	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (d) (k)	4.84%	10/25/55	1,573,221
	Research-Driven Pagaya Motor Asset Trust
1,182,012	Series 2023-3A, Class A (d)	7.13%	01/26/32	1,183,619
1,048,518	Series 2025-1A, Class A (d)	5.04%	06/27/33	1,050,730
2,200,000	Series 2025-3A, Class A2 (d)	5.15%	02/27/34	2,206,597
	Research-Driven Pagaya Motor Trust
2,250,000	Series 2025-5A, Class A3 (d)	4.84%	06/26/34	2,246,242
	Rockland Park CLO Ltd.
2,000,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (a) (d)	5.18%	07/20/38	2,005,083

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Signal Peak CLO 3 Ltd.
$490,000	Series 2016-3A, Class AR3, 3 Mo. CME Term SOFR + 1.59% (a) (d)	5.45%	01/23/37	$491,889
	Silver Point CLO 7 Ltd.
500,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (d)	5.26%	01/15/38	500,475
	Silver Point CLO 9 Ltd.
1,500,000	Series 2025-9A, Class A1, 3 Mo. CME Term SOFR + 1.52% (a) (d)	5.81%	03/31/38	1,504,494
	Sixth Street CLO XX Ltd.
2,000,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (d)	5.20%	07/17/38	2,009,205
	Sound Point CLO XXVIII Ltd.
707,951	Series 2020-3A, Class A1R, 3 Mo. CME Term SOFR + 1.28% (a) (d)	5.14%	01/25/32	708,356
	STAR Trust
4,993,410	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (d)	5.48%	02/17/42	4,998,713
	Steele Creek CLO Ltd.
250,000	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (d)	5.65%	04/15/31	250,578
	Stratus Funding CLO Ltd.
2,250,000	Series 2025-1A, Class A2, 3 Mo. CME Term SOFR + 1.33% (a) (d)	5.23%	07/15/33	2,243,088
	Trinitas CLO XXVIII Ltd.
320,000	Series 2024-28A, Class A1, 3 Mo. CME Term SOFR + 1.55% (a) (d)	5.41%	04/25/37	320,979
	Venture 42 CLO Ltd.
5,000,000	Series 2021-42A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (d)	5.30%	04/15/34	5,001,273
	Venture XIX CLO Ltd.
175,349	Series 2014-19A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.26% (a) (d)	5.43%	01/15/32	175,486
	Total Asset-Backed Securities			82,815,043
	(Cost $82,299,140)
FOREIGN CORPORATE BONDS AND NOTES — 3.5%
	Apparel — 0.4%
4,000,000	Gildan Activewear, Inc. (d)	4.70%	10/07/30	3,983,673
3,000,000	Gildan Activewear, Inc. (d)	5.40%	10/07/35	2,989,433
				6,973,106
	Banks — 1.3%
2,000,000	Banco Santander S.A. (j)	5.13%	11/06/35	2,003,019
2,330,000	Barclays PLC (i)	4.97%	05/16/29	2,364,852
2,000,000	BNP Paribas S.A. (d) (i)	5.09%	05/09/31	2,034,578
2,000,000	BNP Paribas S.A. (d) (i)	5.89%	12/05/34	2,129,516
1,000,000	Credit Agricole S.A. (d) (i)	5.34%	01/10/30	1,029,404
5,500,000	Credit Agricole S.A. (d) (i)	4.82%	09/25/33	5,469,857
345,000	Lloyds Banking Group PLC (i)	5.68%	01/05/35	362,392
800,000	Toronto-Dominion Bank (The)	4.93%	10/15/35	802,031

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,710,000	UBS Group AG (d) (i)	4.19%	04/01/31	$2,680,248
2,500,000	UBS Group AG (d) (i)	5.58%	05/09/36	2,609,983
				21,485,880
	Beverages — 0.1%
240,000	Bacardi Ltd. / Bacardi-Martini B.V. (d)	5.25%	01/15/29	245,334
1,000,000	Bacardi-Martini B.V. (d)	5.55%	02/01/30	1,034,136
				1,279,470
	Building Materials — 0.2%
3,000,000	Cemex S.A.B. de C.V. (d)	5.45%	11/19/29	3,046,341
	Entertainment — 0.4%
1,105,000	Flutter Treasury DAC (d)	6.38%	04/29/29	1,145,584
4,900,000	Flutter Treasury DAC (d)	5.88%	06/04/31	4,964,313
				6,109,897
	Healthcare-Services — 0.4%
3,800,000	Icon Investments Six DAC	5.85%	05/08/29	3,971,194
2,415,000	Icon Investments Six DAC	6.00%	05/08/34	2,534,823
				6,506,017
	Insurance — 0.1%
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,384,726
	Packaging & Containers — 0.2%
3,500,000	CCL Industries, Inc. (d)	3.05%	06/01/30	3,291,944
	Software — 0.4%
670,000	Constellation Software, Inc. (d)	5.46%	02/16/34	679,956
4,895,000	Open Text Corp. (d)	6.90%	12/01/27	5,101,828
				5,781,784
	Total Foreign Corporate Bonds and Notes			55,859,165
	(Cost $54,947,932)
MUNICIPAL BONDS — 2.4%
	New Jersey — 0.4%
6,000,000	NJ Transprtn Trust Fund Auth, Ser AA	5.00%	06/15/50	6,270,676
	New York — 1.1%
4,000,000	City of NY, Ser G-1	5.25%	02/01/50	4,276,305
9,140,000	NY City Transitional Fin Auth, Ser A	5.50%	05/01/50	9,999,368
3,000,000	NY St Dorm Auth, Ser C	5.50%	03/15/53	3,276,296
				17,551,969
	Texas — 0.9%
7,000,000	Dallas Fort Worth Intl Arpts, Ser A-1, AMT	5.25%	11/01/46	7,415,981
6,700,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.50%	08/15/49	7,360,134
				14,776,115
	Total Municipal Bonds			38,598,760
	(Cost $37,419,786)
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
14,121,000	Tennessee Valley Authority	5.25%	02/01/55	14,283,078
	(Cost $13,961,800)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
20,000	First Trust AAA CMBS ETF (l)	$410,202
	(Cost $407,187)
MONEY MARKET FUNDS — 1.2%
20,140,682	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (m)	20,140,682
	(Cost $20,140,682)
	Total Investments — 101.3%	1,627,695,263
	(Cost $1,599,730,967)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
44	U.S. Treasury Long Bond Futures Call	$44,000	$124.00	11/21/25	2,063
	(Cost $2,865)
	Put Options Purchased — 0.0%
39	U.S. Treasury Long Bond Futures Put	39,000	112.00	11/21/25	1,828
	(Cost $23,628)
	Total Purchased Options				3,891
	(Cost $26,493)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.5)%
	Pass-Through Securities — (1.5)%
	Federal National Mortgage Association
$(14,999,000)	Pool TBA (g)	3.00%	12/15/55	(13,290,520)
(2,049,000)	Pool TBA (g)	3.50%	12/15/55	(1,887,773)
(7,235,000)	Pool TBA (g)	4.50%	12/15/55	(7,048,843)
(2,048,000)	Pool TBA (g)	3.50%	01/15/56	(1,887,331)
	Total Investments Sold Short — (1.5)%			(24,114,467)
	(Proceeds $24,072,413)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(118)	3 Month SOFR Futures Call	$(28,557,475)	$97.50	12/10/27	(62,688)
(12)	U.S. 2-Year Treasury Futures Call	(2,498,906)	104.25	11/21/25	(1,875)
(20)	U.S. 5-Year Treasury Futures Call	(2,184,219)	109.00	11/21/25	(8,281)
(37)	U.S. 5-Year Treasury Futures Call	(4,042,828)	111.50	02/20/26	(6,648)
(14)	U.S. 5-Year Treasury Futures Call	(1,529,719)	112.00	02/20/26	(1,859)
(29)	U.S. 10-Year Treasury Futures Call	(3,267,484)	112.00	11/21/25	(25,375)
(27)	U.S. 10-Year Treasury Futures Call	(3,042,141)	115.00	11/21/25	(844)
(8)	U.S. 10-Year Treasury Futures Call	(901,375)	116.00	11/21/25	(125)
(237)	U.S. 10-Year Treasury Futures Call	(26,688,422)	115.00	02/20/26	(99,984)
(65)	U.S. 10-Year Treasury Futures Call	(7,319,609)	116.00	02/20/26	(18,281)
(131)	U.S. 10-Year Treasury Futures Call	(14,751,828)	118.00	02/20/26	(16,375)
(12)	U.S. 10-Year Treasury Futures Call	(1,349,625)	115.00	05/22/26	(9,375)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(32)	U.S. Treasury Long Bond Futures Call	$(3,754,000)	$116.00	11/21/25	$(55,500)
(104)	U.S. Treasury Long Bond Futures Call	(12,200,500)	118.00	11/21/25	(65,000)
(165)	U.S. Treasury Long Bond Futures Call	(19,356,562)	120.00	11/21/25	(30,938)
(18)	U.S. Treasury Long Bond Futures Call	(2,111,625)	121.00	11/21/25	(1,969)
(129)	U.S. Treasury Long Bond Futures Call	(15,133,313)	122.00	11/21/25	(10,078)
(8)	U.S. Treasury Long Bond Futures Call	(938,500)	125.00	11/21/25	(250)
(2)	U.S. Treasury Long Bond Futures Call	(234,625)	126.00	11/21/25	(63)
(7)	U.S. Treasury Long Bond Futures Call	(821,188)	128.00	11/21/25	(0)
(9)	U.S. Treasury Long Bond Futures Call	(1,053,281)	122.00	02/20/26	(7,313)
(69)	U.S. Treasury Long Bond Futures Call	(8,075,156)	123.00	02/20/26	(45,281)
(131)	U.S. Treasury Long Bond Futures Call	(15,331,094)	124.00	02/20/26	(67,547)
(77)	U.S. Treasury Long Bond Futures Call	(9,011,406)	126.00	02/20/26	(26,469)
(17)	U.S. Treasury Long Bond Futures Call	(1,984,219)	128.00	05/22/26	(10,359)
(32)	Ultra U.S. 10-Year Treasury Futures Call	(3,697,500)	115.00	11/21/25	(27,500)
(6)	Ultra U.S. 10-Year Treasury Futures Call	(693,281)	118.00	11/21/25	(375)
(7)	Ultra U.S. 10-Year Treasury Futures Call	(808,828)	120.00	11/21/25	(109)
(16)	Ultra U.S. Treasury Long Bond Futures Call	(1,940,500)	119.00	11/21/25	(43,000)
(49)	Ultra U.S. Treasury Long Bond Futures Call	(5,942,781)	124.00	11/21/25	(16,844)
(19)	Ultra U.S. Treasury Long Bond Futures Call	(2,304,344)	125.00	11/21/25	(3,859)
	Total Call Options Written				(664,164)
	(Premiums received $1,279,351)
	Put Options Written — (0.0)%
(118)	3 Month SOFR Futures Put	(28,557,475)	95.50	12/10/27	(36,137)
(194)	U.S. 2-Year Treasury Futures Put	(40,398,984)	103.00	11/21/25	(0)
(18)	U.S. 2-Year Treasury Futures Put	(3,748,359)	103.25	11/21/25	(0)
(68)	U.S. 2-Year Treasury Futures Put	(14,160,469)	103.50	11/21/25	(1,063)
(47)	U.S. 2-Year Treasury Futures Put	(9,787,383)	103.88	11/21/25	(3,672)
(33)	U.S. 2-Year Treasury Futures Put	(6,882,305)	103.75	02/20/26	(7,734)
(35)	U.S. 5-Year Treasury Futures Put	(3,822,383)	106.00	11/21/25	(0)
(74)	U.S. 5-Year Treasury Futures Put	(8,081,609)	106.50	11/21/25	(0)
(10)	U.S. 5-Year Treasury Futures Put	(1,092,656)	107.50	02/20/26	(1,875)
(44)	U.S. 5-Year Treasury Futures Put	(4,808,375)	108.00	05/22/26	(24,062)
(30)	U.S. 10-Year Treasury Futures Put	(3,380,156)	107.00	11/21/25	(0)
(4)	U.S. 10-Year Treasury Futures Put	(450,688)	107.50	11/21/25	(0)
(37)	U.S. 10-Year Treasury Futures Put	(4,168,859)	108.00	11/21/25	(0)
(28)	U.S. 10-Year Treasury Futures Put	(3,153,063)	109.00	02/20/26	(5,688)
(40)	U.S. 10-Year Treasury Futures Put	(4,504,375)	110.00	02/20/26	(13,750)
(40)	U.S. 10-Year Treasury Futures Put	(4,504,375)	111.00	02/20/26	(23,125)
(12)	U.S. Treasury Long Bond Futures Put	(1,407,750)	98.00	11/21/25	(0)
(31)	U.S. Treasury Long Bond Futures Put	(3,636,687)	99.00	11/21/25	(0)
(10)	U.S. Treasury Long Bond Futures Put	(1,173,125)	103.00	11/21/25	(0)
(8)	U.S. Treasury Long Bond Futures Put	(938,500)	105.00	11/21/25	(0)
(4)	U.S. Treasury Long Bond Futures Put	(469,250)	106.00	11/21/25	(63)
(66)	U.S. Treasury Long Bond Futures Put	(7,724,062)	108.00	02/20/26	(19,594)
(136)	U.S. Treasury Long Bond Futures Put	(15,916,250)	110.00	02/20/26	(63,750)
(10)	U.S. Treasury Long Bond Futures Put	(1,170,313)	111.00	02/20/26	(5,938)
(72)	U.S. Treasury Long Bond Futures Put	(8,426,250)	112.00	02/20/26	(55,125)
(9)	U.S. Treasury Long Bond Futures Put	(1,053,281)	114.00	02/20/26	(11,109)
(103)	U.S. Treasury Long Bond Futures Put	(12,054,219)	116.00	02/20/26	(199,562)
(22)	U.S. Treasury Long Bond Futures Put	(2,567,813)	114.00	05/22/26	(50,187)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(5)	Ultra U.S. 10-Year Treasury Futures Put	$(577,734)	$112.00	11/21/25	$(156)
(18)	Ultra U.S. Treasury Long Bond Futures Put	(2,183,063)	110.00	11/21/25	(844)
(3)	Ultra U.S. Treasury Long Bond Futures Put	(363,844)	112.00	11/21/25	(141)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(121,281)	113.00	11/21/25	(47)
(2)	Ultra U.S. Treasury Long Bond Futures Put	(241,938)	116.00	02/20/26	(2,656)
	Total Put Options Written				(526,278)
	(Premiums received $1,326,329)
	Total Written Options				(1,190,442)
	(Premiums received $2,605,680)
	Net Other Assets and Liabilities — 0.3%				4,345,948
	Net Assets — 100.0%				$1,606,740,193
Futures Contracts at October 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	1,403	Dec-2025	$292,163,790	$(193,538)
U.S. 5-Year Treasury Notes	807	Dec-2025	88,133,227	(122,203)
U.S. 10-Year Treasury Notes	532	Dec-2025	59,941,437	(148,140)
U.S. Treasury Long Bond Futures	257	Dec-2025	30,149,313	423,811
Ultra U.S. Treasury Bond Futures	217	Dec-2025	26,318,031	748,704
			$496,705,798	$708,634

Futures Contracts Short
Ultra U.S. 10-Year Treasury Notes	1,039	Dec-2025	$(119,988,266)	$(631,555)
		Total	$376,717,532	$77,079

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Inverse floating rate security.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $432,788,555 or 26.9% of net assets.

(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	All or a portion of this security is part of a mortgage dollar roll agreement.
(h)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(i)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at October 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(j)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of October 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$565,901,173	$—	$565,901,173	$—
U.S. Government Bonds and Notes	312,669,578	—	312,669,578	—
Corporate Bonds and Notes*	301,998,704	—	301,998,704	—
Mortgage-Backed Securities	235,018,878	—	235,018,878	—
Asset-Backed Securities	82,815,043	—	82,815,043	—
Foreign Corporate Bonds and Notes*	55,859,165	—	55,859,165	—
Municipal Bonds**	38,598,760	—	38,598,760	—
U.S. Government Agency Securities	14,283,078	—	14,283,078	—
Exchange-Traded Funds*	410,202	410,202	—	—
Money Market Funds	20,140,682	20,140,682	—	—
Total Investments	1,627,695,263	20,550,884	1,607,144,379	—
Purchased Options	3,891	3,891	—	—
Futures Contracts	1,172,515	1,172,515	—	—
Total	$1,628,871,669	$21,727,290	$1,607,144,379	$—

LIABILITIES TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(24,114,467)	$—	$(24,114,467)	$—
Written Options	(1,190,442)	(1,190,442)	—	—
Futures Contracts	(1,095,436)	(1,095,436)	—	—
Total	$(26,400,345)	$(2,285,878)	$(24,114,467)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at October 31, 2025, and for the fiscal year-to-date period (August 1, 2025 to October 31, 2025) are as follows:

Security Name	Shares at 10/31/2025	Value at 7/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/2025	Dividend Income
First Trust AAA CMBS ETF*	20,000	$406,700	$—	$—	$3,502	$—	$410,202	$5,400

*	Formerly known as First Trust Commercial Mortgage Opportunities ETF.

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 95.2%
	Commercial Mortgage-Backed Securities — 95.2%
	2023-MIC Trust (The)
$530,000	Series 2023-MIC, Class A (a) (b)	8.44%	12/05/38	$573,894
	Arbor Multifamily Mortgage Securities Trust
390,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	363,745
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	139,981
390,000	Series 2021-MF2, Class A4 (a)	2.25%	06/15/54	348,999
3,791,000	Series 2021-MF3, Class XB, IO (a) (b)	0.49%	10/15/54	101,384
	BANK
2,876,164	Series 2018-BN10, Class XA, IO (b)	0.68%	02/15/61	36,754
274,038	Series 2018-BN13, Class A4	3.95%	08/15/61	271,997
7,513,815	Series 2019-BN19, Class XA, IO (b)	0.93%	08/15/61	219,093
3,097,992	Series 2019-BN21, Class XA, IO (b)	0.83%	10/17/52	79,721
4,104,920	Series 2019-BNK23, Class XA, IO (b)	0.68%	12/15/52	95,480
542,000	Series 2020-BN25, Class A5	2.65%	01/15/63	502,407
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	296,658
500,170	Series 2020-BN29, Class A4	2.00%	11/15/53	438,049
350,000	Series 2020-BN30, Class A4	1.93%	12/15/53	307,672
2,395,968	Series 2020-BNK26, Class XA, IO (b)	1.19%	03/15/63	92,123
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	298,001
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	287,937
8,576,372	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	293,123
5,174,324	Series 2025-BNK49, Class XA, IO (b)	0.63%	03/15/58	243,742
	BBCMS Mortgage Trust
268,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.95%	03/15/37	253,068
550,000	Series 2020-C8, Class A5	2.04%	10/15/53	486,939
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	298,431
300,000	Series 2022-C18, Class A5	5.71%	12/15/55	318,951
5,796,533	Series 2025-C35, Class XA, IO (b)	0.65%	07/15/58	297,527
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	290,856
500,000	Series 2021-B25, Class A4	2.27%	04/15/54	455,911
425,000	Series 2023-B40, Class ASB	6.25%	12/15/56	462,532
2,443,398	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	97,247
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	274,586
235,000	Series 2023-C6, Class ASB	6.21%	09/15/56	252,577
250,000	Series 2024-C9, Class A5	5.76%	07/15/57	266,855
300,000	Series 2024-C9, Class ASB	5.77%	07/15/57	319,314
350,000	Series 2025-C12, Class ASB	5.76%	06/15/58	372,433
3,670,000	Series 2025-C13, Class XA, IO (b)	1.22%	10/15/58	290,329
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	260,713
	BPR Trust
68,794	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	5.90%	06/15/38	69,147
	BSTN Commercial Mortgage Trust
550,000	Series 2025-1C, Class A (a) (b)	5.37%	06/15/44	567,930
	BWAY Trust
415,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	430,843

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust
$489,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	$453,146
	BX Trust
370,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	5.05%	10/15/36	369,523
260,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.63%	07/15/42	260,751
	Cali Mortgage Trust
134,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	5.97%	07/15/41	134,375
	Cantor Commercial Real Estate Lending
359,555	Series 2019-CF1, Class A2	3.62%	05/15/52	352,042
	CENT
550,000	Series 2025-CITY, Class A (a) (b)	4.92%	07/10/40	557,588
	CFCRE Commercial Mortgage Trust
7,533,188	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	110,969
	CHI Commercial Mortgage Trust
270,000	Series 2025-SFT, Class A (a) (b)	5.48%	04/15/42	277,378
	Citigroup Commercial Mortgage Trust
402,387	Series 2019-GC43, Class AAB	2.96%	11/10/52	391,974
	Credit Suisse Mortgage Trust
375,000	Series 2019-UVIL, Class A (a)	3.16%	12/15/41	353,081
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	3.81%	08/15/48	212,235
	Deutsche Bank Commercial Mortgage Trust
300,000	Series 2020-C9, Class A5	1.93%	08/15/53	267,478
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	299,527
8,463,918	Series 2019-GC39, Class XA, IO (b)	1.08%	05/10/52	272,103
300,000	Series 2024-FAIR, Class A (a) (b)	5.88%	07/15/29	308,898
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.43%	03/15/42	258,003
	Hilton USA Trust
300,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	5.78%	07/15/42	301,633
	Houston Galleria Mall Trust
280,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	291,317
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	221,004
	INT Commercial Mortgage Trust
500,000	Series 2025-PLAZA, Class A (a) (b) (d)	0.00%	11/05/37	500,127
	IRV Trust
100,000	Series 2025-200P, Class A (a) (b)	5.29%	03/14/47	102,791
	JPMorgan Chase Commercial Mortgage Securities Trust
7,606,698	Series 2019-COR5, Class XA, IO (b)	1.44%	06/13/52	283,994
	JW Trust
260,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.63%	11/15/39	260,615

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Manhattan West Mortgage Trust
$287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	$274,247
	Morgan Stanley Capital I Trust
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	289,399
310,015	Series 2019-L2, Class A3	3.81%	03/15/52	302,545
12,254,797	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	333,956
	MSWF Commercial Mortgage Trust
5,346,139	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	268,345
	NRTH Commercial Mortgage Trust
275,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.54%	10/15/40	275,496
	NY Commercial Mortgage Trust
500,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	526,281
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.24%	11/15/38	373,665
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.30%	05/15/38	317,351
	SKY Trust
277,646	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.62%	04/15/42	279,661
	SLG Office Trust
323,000	Series 2021-OVA, Class A (a)	2.59%	07/15/41	288,519
	TEXAS Commercial Mortgage Trust
500,000	Series 2025-TWR, Class A, 1 Mo. CME Term SOFR + 1.29% (a) (c)	5.33%	04/15/42	499,709
	VRTX Trust
500,000	Series 2025-HQ, Class A (a) (b)	4.93%	08/05/42	504,514
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	376,321
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	75,697
4,107,303	Series 2021-C59, Class XA, IO (b)	1.49%	04/15/54	237,687
3,914,476	Series 2021-C60, Class XA, IO (b)	1.49%	08/15/54	241,704
380,000	Series 2022-C62, Class A4	4.00%	04/15/55	364,213
350,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.38%	08/15/42	350,718
	WHARF Commercial Mortgage Trust
325,000	Series 2025-DC, Class A (a) (b)	5.35%	07/15/40	334,208
	Total Mortgage-Backed Securities			24,411,737
	(Cost $24,129,177)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
	Commercial Mortgage-Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	8,745
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	84,769
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
489,272	Series 2016-KIR1, Class X, IO (b) (f)	1.00%	03/25/26	401

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$1,613,748	Series 2020-K122, Class X1, IO (b)	0.87%	11/25/30	$58,328
1,186,152	Series 2025-K546, Class X1, IO (b)	0.90%	05/25/30	42,809
	Total U.S. Government Agency Mortgage-Backed Securities			195,052
	(Cost $199,677)

Shares	Description	Value
MONEY MARKET FUNDS — 3.2%
834,699	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (g)	834,699
	(Cost $834,699)

	Total Investments — 99.2%	25,441,488
	(Cost $25,163,553)
	Net Other Assets and Liabilities — 0.8%	212,716
	Net Assets — 100.0%	$25,654,204
Futures Contracts at October 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	26	Dec-2025	$5,414,297	$(4,554)
U.S. 10-Year Treasury Notes	15	Dec-2025	1,690,078	4,787
Ultra 10 Year U.S. Treasury Notes	1	Dec-2025	115,485	(31)
			$7,219,860	$202

Futures Contracts Short
U.S. 5-Year Treasury Notes	10	Dec-2025	$(1,092,110)	$(461)
Ultra U.S. Treasury Bond Futures	1	Dec-2025	(121,281)	(500)
			$(1,213,391)	$(961)
		Total	$6,006,469	$(759)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $11,784,303 or 45.9% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Rate shown reflects yield as of October 31, 2025.

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$24,411,737	$—	$24,411,737	$—
U.S. Government Agency Mortgage-Backed Securities	195,052	—	195,052	—
Money Market Funds	834,699	834,699	—	—
Total Investments	25,441,488	834,699	24,606,789	—
Futures Contracts	4,787	4,787	—	—
Total	$25,446,275	$839,486	$24,606,789	$—

LIABILITIES TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(5,546)	$(5,546)	$—	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 40.6%
	Collateralized Mortgage Obligations — 26.6%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$258,806
	BRAVO Residential Funding Trust
380,000	Series 2024-NQM5, Class B1 (a)	7.38%	06/25/64	386,396
	COLT Mortgage Loan Trust
340,000	Series 2021-HX1, Class B3A (a) (b)	4.16%	10/25/66	263,787
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (a) (c)	10.38%	11/25/41	496,015
480,000	Series 2021-R03, Class 1B2, 30 Day Average SOFR + 5.50% (a) (c)	9.68%	12/25/41	500,009
445,000	Series 2022-R06, Class 1B2, 30 Day Average SOFR + 10.60% (a) (c)	14.78%	05/25/42	502,787
	Cross Mortgage Trust
450,000	Series 2025-H6, Class B1B (a)	7.59%	07/25/70	445,942
	Deephaven Residential Mortgage Trust
500,000	Series 2022-1, Class B1 (a)	4.27%	01/25/67	431,510
	Easy Street Mortgage Loan Trust
500,000	Series 2025-RTL2, Class A1, steps up to 7.50% on 12/25/2027 (a) (d) (e)	5.61%	10/25/40	500,566
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	278,763
258,000	Series 2024-INV1, Class B2 (a) (b)	7.47%	03/25/69	256,406
	FARM Mortgage Trust
323,570	Series 2021-1, Class B (a) (b)	3.23%	07/25/51	252,311
536,951	Series 2024-1, Class B (a) (b)	5.09%	10/01/53	474,685
	Galton Funding Mortgage Trust
123,027	Series 2018-2, Class B2 (a)	4.56%	10/25/58	119,227
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	1,095,256
	JP Morgan Mortgage Trust
305,019	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	272,167
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (d)	8.90%	03/25/29	449,144
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (d)	11.58%	03/25/29	258,159
	MFA Trust
750,000	Series 2024-RTL3, Class A1, steps up to 6.91% on 4/25/2027 (a) (d)	5.91%	11/25/39	756,571
	Mill City Mortgage Loan Trust
1,025,000	Series 2019-GS2, Class B2 (a) (b)	3.25%	08/25/59	762,307
	Morgan Stanley Residential Mortgage Loan Trust
290,000	Series 2025-SPL1, Class B1, steps up to 5.25% on 9/1/2029 (a) (d)	4.25%	02/25/65	255,842
380,000	Series 2025-SPL1, Class M1, steps up to 5.25% on 9/1/2029 (a) (d)	4.25%	02/25/65	354,326
	New Residential Mortgage Loan Trust
930,000	Series 2021-NQ1R, Class B2 (a)	4.33%	07/25/55	839,933
785,000	Series 2024-NQM1, Class B2 (a) (b)	7.99%	03/25/64	827,299
440,000	Series 2024-NQM3, Class B2 (a) (b)	7.14%	11/25/64	431,730

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (d)	4.00%	12/25/54	$292,988
229,257	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (a) (d)	6.47%	05/25/30	229,970
1,000,000	Series 2025-6, Class M1 (a)	10.56%	08/25/28	999,831
489,637	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (a) (d)	5.50%	08/25/30	490,232
500,000	Series 2025-8, Class A2, steps up to 10.19% on 10/1/2028 (a) (d)	7.20%	10/25/30	499,922
290,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (a) (d)	4.50%	08/25/55	266,824
350,000	Series 2025-RPL3, Class M1, steps up to 4.25% on 4/1/2028 (a) (d)	3.25%	04/25/55	325,231
	RCO X Mortgage, LLC
492,958	Series 2025-1, Class A1, steps up to 8.88% on 1/25/2028 (a) (d)	5.88%	01/25/30	493,326
	Redwood Funding Trust
518,122	Series 2025-2, Class A (a)	7.11%	10/25/55	521,330
455,357	Series 2025-3, Class A (a)	6.23%	12/27/56	459,683
255,000	Series 2025-3, Class B (a)	7.75%	12/27/56	257,325
	Saluda Grade Alternative Mortgage Trust
325,000	Series 2024-INV1, Class B1 (a) (b)	7.17%	08/25/59	360,741
255,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/26 (a) (d)	7.50%	02/25/30	254,958
	Saluds Grade Alternative Mortgage Trust
500,000	Series 2025-RRTL1, Class M2 (a)	8.42%	10/25/40	493,506
	Toorak Mortgage Trust
750,000	Series 2024-2, Class A2, steps up to 10.15% on 04/25/2027 (a) (d)	8.65%	10/25/31	757,060
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (a)	3.65%	06/25/57	999,505
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	288,865
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	298,255
415,000	Series 2022-1, Class B1 (a)	4.01%	01/25/67	335,845
1,000,000	Series 2023-INV1, Class B2 (a) (b)	7.47%	02/25/68	995,909
248,000	Series 2024-6, Class B1 (a) (b)	7.22%	07/25/69	250,520
510,000	Series 2024-INV2, Class B2 (a) (b)	7.96%	08/26/69	511,505
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	151,294
				22,004,569
	Commercial Mortgage-Backed Securities — 14.0%
	BANK
2,143,256	Series 2019-BN16, Class XA, IO (b)	0.93%	02/15/52	50,500
2,811,410	Series 2019-BN21, Class XA, IO (b)	0.83%	10/17/52	72,346
1,049,257	Series 2019-BN22, Class XA, IO (b)	0.58%	11/15/62	21,531
970,630	Series 2019-BN24, Class XA, IO (b)	0.63%	11/15/62	22,409
478,000	Series 2020-BN25, Class A5	2.65%	01/15/63	443,082
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	298,001
10,008,927	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	342,085
	BBCMS Mortgage Trust
368,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.95%	03/15/37	347,496
3,306,300	Series 2020-C6, Class XA, IO (b)	1.02%	02/15/53	115,019

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BBCMS Mortgage Trust (Continued)
$1,246,307	Series 2020-C7, Class XA, IO (b)	1.59%	04/15/53	$56,094
4,999,178	Series 2024-5C25, Class XA, IO (b)	1.19%	03/15/57	178,148
	Benchmark Mortgage Trust
4,941,527	Series 2019-B13, Class XA, IO (b)	1.08%	08/15/57	160,034
1,304,406	Series 2020-B20, Class XA, IO (b)	1.52%	10/15/53	66,438
4,262,401	Series 2021-B29, Class XA, IO (b)	1.01%	09/15/54	153,071
4,438,009	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	176,633
	BMO Mortgage Trust
9,500,000	Series 2025-C13, Class XA, IO (b)	1.22%	10/15/58	751,533
	BWAY Trust
415,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	430,843
155,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	162,638
	CALI
300,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (a) (c)	7.71%	07/15/41	301,584
	CFCRE Commercial Mortgage Trust
7,533,188	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	110,969
	COMM Mortgage Trust
600,000	Series 2024-CBM, Class G (a) (b)	7.93%	12/10/41	538,449
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (b)	3.81%	08/15/48	267,642
	GS Mortgage Securities Trust
926,078	Series 2020-GC45, Class XA, IO (b)	0.61%	02/13/53	19,341
1,645,185	Series 2020-GC47, Class XA, IO (b)	1.12%	05/12/53	66,778
1,250,000	Series 2024-FAIR, Class E (a) (b)	9.15%	07/15/29	1,265,667
	JPMorgan Chase Commercial Mortgage Securities Trust
4,216,909	Series 2019-COR5, Class XA, IO (b)	1.44%	06/13/52	157,437
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	305,047
115,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	118,087
	Morgan Stanley Capital I Trust
1,000,000	Series 2019-L2, Class C (b)	4.97%	03/15/52	877,262
11,242,933	Series 2019-L2, Class XA, IO (b)	0.99%	03/15/52	306,381
5,631,475	Series 2019-L3, Class XA, IO (b)	0.60%	11/15/52	116,685
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.54%	10/15/40	400,722
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.54% (a) (c)	6.69%	11/15/38	313,566
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.30%	05/15/38	497,103
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (a) (c)	6.55%	05/15/38	989,353
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (c)	8.48%	10/15/41	252,724

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$3,377,716	Series 2021-C59, Class XA, IO (b)	1.49%	04/15/54	$195,466
10,889,535	Series 2021-C60, Class XA, IO (b)	1.49%	08/15/54	672,389
				11,620,553
	Total Mortgage-Backed Securities			33,625,122
	(Cost $33,320,720)
ASSET-BACKED SECURITIES — 30.3%
	AGL CLO 19 Ltd.
415,000	Series 2022-19A, Class ER, 3 Mo. CME Term SOFR + 5.50% (a) (c)	9.37%	07/21/38	415,004
	Apidos CLO XXIX
260,000	Series 2018-29A, Class D2R, 3 Mo. CME Term SOFR + 4.65% (a) (c)	8.51%	07/25/38	261,378
	CIFC Funding Ltd.
1,000,000	Series 2018-1A, Class D1R, 3 Mo. CME Term SOFR + 2.80% (a) (c)	6.68%	01/18/38	1,004,250
	CoreVest American Finance Trust
302,819	Series 2021-1, Class A (a)	1.57%	04/15/53	298,222
498,572	Series 2021-2, Class A (a)	1.41%	07/15/54	481,927
	Diameter Capital CLO 5 Ltd.
250,000	Series 2023-5A, Class C2R, 3 Mo. CME Term SOFR + 3.60% (a) (c)	7.47%	01/15/39	250,536
500,000	Series 2023-5A, Class DR, 3 Mo. CME Term SOFR + 4.85% (a) (c)	8.72%	01/15/39	501,196
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	259,598
750,000	Series 2025-2A, Class E (a)	7.81%	10/15/32	767,715
	Exeter Select Automobile Receivables Trust
750,000	Series 2025-1, Class D	6.14%	09/15/31	773,183
337,000	Series 2025-1, Class E (a)	8.44%	12/15/32	350,999
500,000	Series 2025-3, Class C	5.00%	03/15/32	499,245
500,000	Series 2025-3, Class D	5.54%	05/17/32	499,675
	FNA VI LLC
34,134	Series 2021-1A, Class A (a)	1.35%	01/10/32	32,028
	GLS Auto Receivables Issuer Trust
1,005,000	Series 2024-4A, Class E (a)	7.51%	08/15/31	1,035,371
155,453	Series 2025-3A, Class A1 (a)	4.49%	07/15/26	155,484
	GLS Auto Select Receivables Issuer Trust
500,000	Series 2025-4A, Class C (a)	5.14%	12/15/31	501,816
	Gracie Point International Funding LLC
500,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (c)	5.81%	08/15/28	500,264
1,200,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (a) (c)	8.81%	08/15/28	1,199,412
	Hartwick Park CLO Ltd.
310,000	Series 2023-1A, Class DR, 3 Mo. CME Term SOFR + 2.70% (a) (c)	6.58%	01/20/37	311,456
	Island Finance Trust
650,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	660,563
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	306,170

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	LHOME Mortgage Trust
$275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (d)	10.73%	05/25/29	$277,728
	Lmrk Issuer Co. 2 LLC
500,000	Series 2025-1A, Class C (a)	8.12%	09/15/55	504,015
	Magnetite XXVII Ltd.
260,000	Series 2020-27A, Class FRR, 3 Mo. CME Term SOFR + 6.84% (a) (c)	10.77%	10/20/38	259,796
	Neuberger Berman Loan Advisers CLO Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (a) (c)	11.08%	04/20/38	250,532
	NYMT Loan Trust
270,368	Series 2025-R1, Class A, steps up to 9.38% on 3/25/2028 (a) (d)	6.38%	02/25/30	271,213
	OHA Credit Funding 15-R Ltd.
300,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (c)	5.17%	07/20/38	301,050
	Pagaya AI Debt Grantor Trust
209,886	Series 2024-8, Class D (a)	6.53%	01/15/32	211,115
266,306	Series 2024-10, Class E (a)	10.41%	06/15/32	273,922
400,000	Series 2025-5, Class C (a)	5.64%	03/15/33	402,662
1,500,000	Series 2025-7, Class E (a)	8.89%	05/15/33	1,498,395
	Pagaya AI Debt Trust
126,332	Series 2024-2, Class C (a)	7.57%	08/15/31	127,362
157,898	Series 2024-3, Class D (a)	9.00%	10/15/31	159,071
	PRET LLC
700,815	Series 2025-NPL6, Class A1, steps up to 8.74% on 6/25/2028 (a) (d)	5.74%	06/25/55	704,139
300,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (a) (d)	8.72%	06/25/55	302,642
293,088	Series 2025-NPL7, Class A1, steps up to 8.65% on 7/25/2028 (a) (d)	5.66%	07/25/55	293,924
500,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (a) (d)	7.51%	08/25/55	500,579
375,000	Series 2025-NPL11, Class A2, steps up to 11.02% on 9/25/2029 (a) (d)	7.02%	10/25/55	374,509
	PRPM LLC
1,000,000	Series 2025-RCF5, Class A3, steps up to 6.46% on 10/1/2029 (a) (d)	5.46%	10/25/55	1,000,461
	RCO IX Mortgage, LLC
600,000	Series 2025-4, Class A1, steps up to 8.30% on 10/25/2028 (a) (d)	5.31%	10/25/30	600,083
400,000	Series 2025-4, Class A2, steps up to 10.90% on 10/25/2028 (a) (d)	6.90%	10/25/30	399,935
	Research-Driven Pagaya Motor Asset Trust
437,940	Series 2025-1A, Class A (a)	5.04%	06/27/33	438,864
275,000	Series 2025-3A, Class A2 (a)	5.15%	02/27/34	275,825
	Research-Driven Pagaya Motor Trust
250,000	Series 2025-5A, Class C (a)	5.47%	06/26/34	249,366
250,000	Series 2025-5A, Class D (a)	6.01%	06/26/34	249,189
750,000	Series 2025-5A, Class E (a)	9.22%	06/26/34	754,898
	Rockland Park CLO Ltd.
260,000	Series 2021-1A, Class FR, 3 Mo. CME Term SOFR + 7.82% (a) (c)	11.70%	07/20/38	260,001

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Saluda Grade Alternative Mortgage Trust
$485,052	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/2027 (a) (d)	7.12%	01/25/30	$487,163
	Silver Point CLO 11 Ltd.
275,000	Series 2025-11A, Class F, 3 Mo. CME Term SOFR + 6.93% (a) (c)	11.21%	07/15/38	269,480
	Silver Point CLO 7 Ltd.
250,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (c)	5.26%	01/15/38	250,238
	Sixth Street CLO XVIII Ltd.
400,000	Series 2021-18A, Class FR, 3 Mo. CME Term SOFR + 8.02% (a) (c)	11.90%	10/17/38	402,421
	VCAT LLC
575,013	Series 2025-NPL1, Class A1, steps up to 8.88% on 01/25/28 (a) (d)	5.88%	01/25/55	576,268
	VERTICAL BRIDGE CC LLC
550,000	Series 2025-1A, Class C (a)	7.45%	08/16/55	560,115
	Whitebox CLO Ltd.
500,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (a) (c)	8.35%	07/20/38	503,164
	Total Asset-Backed Securities			25,055,617
	(Cost $24,949,139)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 14.4%
	Collateralized Mortgage Obligations — 13.2%
	Federal Home Loan Mortgage Corporation
1,373,749	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	5.00%	09/25/52	1,358,783
797,997	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2.00+ 11.93% (f)	3.56%	07/25/54	756,822
333,793	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (c)	5.28%	10/25/54	334,328
1,728,800	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (c)	6.00%	02/25/55	1,750,328
1,558,109	Series 2025-5502, Class FD, 30 Day Average SOFR + 1.60% (c)	5.96%	02/25/55	1,570,926
	Federal National Mortgage Association
82,831	Series 2016-63, Class AF, 30 Day Average SOFR + 0.61% (c)	4.80%	09/25/46	81,600
1,136,631	Series 2023-51, PO	(g)	11/25/53	999,331
1,014,049	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.98%	06/25/55	1,009,538
	Government National Mortgage Association
1,314,961	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (f)	4.67%	05/20/54	1,284,536
788,567	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (f)	4.44%	06/20/55	779,625
964,590	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (c)	5.78%	01/20/55	971,188
				10,897,005
	Commercial Mortgage-Backed Securities — 0.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (h)	2.47%	09/27/28	84,769
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (b)	5.64%	02/25/31	234,938

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association
$1,905,904	Series 2024-32, IO (b)	0.70%	06/16/63	$96,530
				416,237
	Pass-Through Securities — 0.7%
	Federal National Mortgage Association
754,429	Pool MA4271	1.50%	02/01/51	569,778
				569,778
	Total U.S. Government Agency Mortgage-Backed Securities			11,883,020
	(Cost $11,792,901)

Shares	Description	Value
MONEY MARKET FUNDS — 15.9%
13,192,647	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (i)	13,192,647
	(Cost $13,192,647)
	Total Investments — 101.2%	83,756,406
	(Cost $83,255,407)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	3 Month SOFR Futures Call	$242,200	$96.75	12/11/26	912
4	U.S. 5-Year Treasury Futures Call	437,500	109.00	02/20/26	3,656
2	U.S. 5-Year Treasury Futures Call	218,750	109.25	02/20/26	1,562
2	U.S. 5-Year Treasury Futures Call	218,750	109.75	02/20/26	1,141
4	U.S. 10-Year Treasury Futures Call	450,625	114.00	11/21/25	375
2	U.S. 10-Year Treasury Futures Call	225,313	114.50	11/21/25	94
4	U.S. 10-Year Treasury Futures Call	450,625	116.00	11/21/25	63
2	U.S. 10-Year Treasury Futures Call	225,188	112.50	02/20/26	2,500
	Total Call Options Purchased				10,303
	(Cost $15,955)
	Put Options Purchased — 0.0%
1	3 Month SOFR Futures Put	242,200	96.75	12/11/26	594
4	U.S. 5-Year Treasury Futures Put	437,500	109.00	02/20/26	2,594
2	U.S. 5-Year Treasury Futures Put	218,750	109.25	02/20/26	1,531
2	U.S. 5-Year Treasury Futures Put	218,750	109.75	02/20/26	2,109
4	U.S. 10-Year Treasury Futures Put	450,625	107.00	11/21/25	0
2	U.S. 10-Year Treasury Futures Put	225,313	107.50	11/21/25	0
4	U.S. 10-Year Treasury Futures Put	450,625	109.00	11/21/25	0
2	U.S. 10-Year Treasury Futures Put	225,188	112.50	02/20/26	2,281
4	U.S. Treasury Long Bond Futures Put	469,250	95.00	11/21/25	0
22	U.S. Treasury Long Bond Futures Put	2,574,688	105.00	02/20/26	3,438
4	U.S. Treasury Long Bond Futures Put	468,125	110.00	02/20/26	1,875
	Total Put Options Purchased				14,422
	(Cost $29,287)
	Total Purchased Options				24,725
	(Cost $45,242)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.2)%
	Pass-Through Securities — (2.2)%
	Federal National Mortgage Association
$(710,000)	Pool TBA (j)	3.00%	12/15/55	$(629,127)
(395,000)	Pool TBA (j)	3.50%	12/15/55	(363,919)
(580,000)	Pool TBA (j)	4.50%	12/15/55	(565,077)
(316,000)	Pool TBA (j)	3.50%	01/15/56	(291,209)
	Total Investments Sold Short — (2.2)%			(1,849,332)
	(Proceeds $1,848,306)
	Net Other Assets and Liabilities — 1.0%			862,593
	Net Assets — 100.0%			$82,794,392
Futures Contracts at October 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	67	Dec-2025	$13,952,227	$(12,484)
U.S. 5-Year Treasury Notes	93	Dec-2025	10,156,617	(12,184)
U.S. 10-Year Treasury Notes	77	Dec-2025	8,675,734	18,448
Ultra 10 Year U.S. Treasury Notes	12	Dec-2025	1,385,813	(2,047)
			$34,170,391	$(8,267)

Futures Contracts Short
U.S. Treasury Long Bond Futures	49	Dec-2025	$(5,748,312)	$(93,282)
Ultra U.S. Treasury Bond Futures	6	Dec-2025	(727,688)	(25,207)
			$(6,476,000)	$(118,489)
		Total	$27,694,391	$(126,756)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $51,211,362 or 61.9% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(f)	Inverse floating rate security.
(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Rate shown reflects yield as of October 31, 2025.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$33,625,122	$—	$33,625,122	$—
Asset-Backed Securities	25,055,617	—	25,055,617	—
U.S. Government Agency Mortgage-Backed Securities	11,883,020	—	11,883,020	—
Money Market Funds	13,192,647	13,192,647	—	—
Total Investments	83,756,406	13,192,647	70,563,759	—
Purchased Options	24,725	24,725	—	—
Futures Contracts	18,448	18,448	—	—
Total	$83,799,579	$13,235,820	$70,563,759	$—

LIABILITIES TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,849,332)	$—	$(1,849,332)	$—
Futures Contracts	(145,204)	(145,204)	—	—
Total	$(1,994,536)	$(145,204)	$(1,849,332)	$—

First Trust Exchange-Traded Fund IV
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.